Fair Values of Financial Instruments and Interest Rate Risk - Comparison of Carrying Amounts and Estimated Fair Value of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
FINANCIAL ASSETS
Securities available for sale	$ 112,824	$ 100,280
Securities held to maturity	5,496
Loans held for investment, net	307,115	302,253
Loans held for sale	2,147	1,139
Restricted stock	1,038	1,184
Bank-owned life insurance	6,645	6,516
Accrued interest receivable	1,747	1,747
FINANCIAL LIABILITIES
Deposits	456,435	453,708
Short-term borrowings	4,685	5,509
Accrued interest payable	180	224
Carrying Value [Member]
FINANCIAL ASSETS
Cash and cash equivalents	50,791	72,394
Securities available for sale	112,824	100,280
Securities held to maturity	5,496
Loans held for investment, net	307,115	302,253
Loans held for sale	2,147	1,139
Restricted stock	1,038	1,184
Bank-owned life insurance	6,645	6,516
Accrued interest receivable	1,747	1,747
FINANCIAL LIABILITIES
Deposits	456,435	453,708
Short-term borrowings	4,685	5,509
Long-term borrowings	24	36
Junior subordinated debt	9,534	11,127
Accrued interest payable	180	224
Estimated Fair Value [Member]
FINANCIAL ASSETS
Cash and cash equivalents	50,826	72,443
Securities available for sale	109,813	100,280
Securities held to maturity	5,450
Loans held for investment, net	321,295	308,112
Loans held for sale	2,147	1,139
Restricted stock	1,038	1,184
Bank-owned life insurance	6,645	6,516
Accrued interest receivable	1,747	1,747
FINANCIAL LIABILITIES
Deposits	442,655	438,593
Short-term borrowings	4,685	5,509
Long-term borrowings	24	36
Junior subordinated debt	9,703	11,271
Accrued interest payable	180	224
Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	47,605	70,951
Securities available for sale	19,386	21,286
Securities held to maturity	2,053
Restricted stock	1,038	1,184
Level 2 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	3,221	1,492
Securities available for sale	93,438	78,994
Securities held to maturity	3,397
Loans held for sale	2,147	1,139
FINANCIAL LIABILITIES
Short-term borrowings	4,685	5,509
Long-term borrowings	24	36
Level 3 [Member]
FINANCIAL ASSETS
Loans held for investment, net	321,295	308,112
Bank-owned life insurance	6,645	6,516
Accrued interest receivable	1,747	1,747
FINANCIAL LIABILITIES
Deposits	442,655	438,593
Junior subordinated debt	9,703	11,271
Accrued interest payable	$ 180	$ 224